Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,757,706	¥ 17,863,868	$ 2,611,171	¥ 16,914,651	¥ 10,812,339	¥ 7,177,294
Short-term investments	429,232	2,780,482		12,161,643
Prepayments and other current assets	229,467	1,486,441		1,734,334
Amount due from related parties	133,304	863,516		412,314
Total current assets	9,025,917	58,468,093		49,941,697
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries | ¥		5,556,122
Investment securities	155,274	1,005,831		434,118
Intangible assets, net	812,619	5,263,983		6,877,947
Total non-current assets	4,121,474	26,698,076		16,551,475
Total assets	13,147,391	85,166,169		66,493,172
Current liabilities:
Accrued expenses and other liabilities	1,108,102	7,178,065		5,311,832
Total liabilities	8,411,454	54,487,721		28,995,105
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 outstanding as of December 31, 2014; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015.)	55	358		358
Additional paid-in capital	7,470,611	48,393,126		47,131,172
Statutory reserves	8,577	55,560		15,009
Treasury stock	0	(3)		(4)
Accumulated deficit	(2,885,379)	(18,690,910)		(9,272,343)
Accumulated other comprehensive income/(loss)	120,795	782,484		(376,125)
Total JD.com Inc. shareholders' equity	4,714,659	30,540,615		37,498,067
Total liabilities and shareholders' equity	$ 13,147,391	¥ 85,166,169		¥ 66,493,172
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,313,578,195	2,313,578,195	2,237,460,751	2,237,460,751
Ordinary shares, shares outstanding (in shares)	2,287,701,055	2,287,701,055	2,208,310,595	2,208,310,595
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	480,178,455	480,178,455	556,295,899	556,295,899
Ordinary shares, shares outstanding (in shares)	454,289,431	454,289,431	523,407,762	523,407,762
Parent company
Current assets:
Cash and cash equivalents	$ 1,380,492	¥ 8,942,549	$ 1,254,871	¥ 8,128,802	¥ 12,475	¥ 2,745,209
Short-term investments | ¥				6,119,000
Prepayments and other current assets	1,752	11,349		66,209
Amount due from related parties | ¥				170,592
Total current assets	1,382,244	8,953,898		14,484,603
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	2,544,218	16,480,937		16,563,755
Investment securities	15,956	103,363
Intangible assets, net	780,611	5,056,644		6,456,198
Total non-current assets	3,340,785	21,640,944		23,019,953
Total assets	4,723,029	30,594,842		37,504,556
Current liabilities:
Accrued expenses and other liabilities	8,370	54,227		6,489
Total liabilities	8,370	54,227		6,489
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 outstanding as of December 31, 2014; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015.)	55	358		358
Additional paid-in capital	7,470,611	48,393,126		47,131,172
Statutory reserves	8,577	55,560		15,009
Treasury stock | ¥		(3)		(4)
Accumulated deficit	(2,885,379)	(18,690,910)		(9,272,343)
Accumulated other comprehensive income/(loss)	120,795	782,484		(376,125)
Total JD.com Inc. shareholders' equity	4,714,659	30,540,615		37,498,067
Total liabilities and shareholders' equity	$ 4,723,029	¥ 30,594,842		¥ 37,504,556
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,313,578,195	2,313,578,195	2,237,460,751	2,237,460,751
Ordinary shares, shares outstanding (in shares)	2,287,701,055	2,287,701,055	2,208,310,595	2,208,310,595
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	480,178,455	480,178,455	556,295,899	556,295,899
Ordinary shares, shares outstanding (in shares)	454,289,431	454,289,431	523,407,762	523,407,762